Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Ordinary Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Mar. 31, 2024	$ 37,017			$ 28,903,950	$ 11,713,813	$ (123,875)	$ 40,530,905
Balance (in Shares) at Mar. 31, 2024	37,015,807
Share-based compensation	$ 11			29,933			29,944
Share-based compensation (in Shares)	11,334		11,334
Net income (loss)					(450,421)		(450,421)
Foreign currency translation adjustment						(193,915)	(193,915)
Balance at Sep. 30, 2024	$ 37,028			28,933,883	11,263,392	(317,790)	39,916,513
Balance (in Shares) at Sep. 30, 2024	37,027,141
Balance at Mar. 31, 2025	$ 37,046			28,976,144	5,744,465	127,649	34,885,304
Balance (in Shares) at Mar. 31, 2025	37,044,475
Share-based compensation	$ 24			15,177			15,201
Share-based compensation (in Shares)	23,730		23,730
Net income (loss)					190,540		190,540
Foreign currency translation adjustment						(137,311)	(137,311)
Balance at Sep. 30, 2025	$ 37,070			$ 28,991,321	$ 5,935,005	$ (9,662)	$ 34,953,734
Balance (in Shares) at Sep. 30, 2025	37,068,205